Commitments and Contingencies	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

10.Commitments and Contingencies

As at June 30, 2014, the Company had under construction nine aframax tankers and one LNG carrier. The total contracted amount remaining to be paid for the ten vessels under construction, plus the extra costs agreed as at June 30, 2014 was $587,125. Scheduled remaining payments as at June 30, 2014 were $77,738 from July to December 2014, $56,864 in 2015, $297,663 in 2016 and $154,860 in 2017. In addition, under a contract to build a shuttle tanker with a Korean shipbuilding yard, agreed in 2012, an amount of $4,500 was paid in 2013 as part of the first installment. However, the contract was suspended as the Company reconsidered the type of vessel to be constructed. A new proposal from the yard is currently being considered which provides that the amount of $4,500 already paid shall be considered as being part of the initial installment of a new-building that will be decided upon. In case an agreement for an alternative project is not reached, the amount of $4,500 may be considered by the yard as compensation against the Company’s default under the initial agreement and the yard may claim additional compensation if the amount is found insufficient to cover the shipyard’s losses.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2014, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Period/Year	Amount
July to December 2014	91,335
2015	130,425
2016	77,582
2017	53,185
2018 to 2028	441,134

Minimum charter payments	793,661

These amounts do not assume any off-hire.